REVENUE RECOGNITION - Contract liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liability activity
Beginning balance	$ 1,121,000	$ 643,000	$ 643,000
Recognition of revenue recorded as a contract liability	1,121,000	643,000
Ending balance	662,000	197,000	1,121,000	$ 643,000
ConnectM Before Business Combination
Contract liability activity
Beginning balance	$ 1,120,817	$ 643,254	643,254	74,431
Recognition of revenue recorded as a contract liability				(643,254)	$ (74,431)
Deferral of revenue billed in the current period			1,120,817	643,254
Ending balance			$ 1,120,817	$ 643,254	$ 74,431